Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2013
Registrant Name	LORD ABBETT EQUITY TRUST
Central Index Key	0001139819
Amendment Flag	false
Document Creation Date	Nov. 26, 2013
Document Effective Date	Dec. 01, 2013
Prospectus Date	Dec. 01, 2013